American Beacon AHL Trend ETF

Supplement dated August 13, 2025 to the

Prospectus and Summary Prospectus,

each dated June 1, 2025

Effective immediately, Giuliana Bordigoni of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL Trend ETF (the “Fund”). In addition, effective immediately, Otto van Hemert will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable, and, all references to Mr. van Hemert in the Fund’s Prospectus and Summary Prospectus are removed:

1.	On page 8 of the Prospectus and Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding AHL Partners LLP is deleted and replaced with the following:

AHL Partners LLP	Russell Korgaonkar Head of Systematic/Chief Investment Officer, Man AHL Since Fund Inception (2023)	Giuliana Bordigoni Director of Alpha Research, Man AHL Since 2025

2.	On page 22 of the Prospectus, under the heading “Fund Management - The Sub-Advisor,” the third and fourth paragraphs are deleted and replaced with the following:

Russell Korgaonkar is Head of Systematic and Chief Investment Officer of Man AHL, with overall responsibility for investment and research. He is also a member of Man AHL’s management and investment committees, a member of the firm’s Systematic Steering Committee and a member of the Man Group executive committee. He was previously Director of Investment Strategies of Man AHL, responsible for Man AHL’s Liquid Strategies unit, which creates and runs scalable systematic strategies, as well as the Institutional Solutions business. Mr. Korgaonkar joined the firm in 2001 as a researcher and later portfolio manager focused on systematic cash equity strategies, before becoming Head of Portfolio Management in 2011. Mr. Korgaonkar holds a BA/MA (First Class) in Physics from the University of Oxford.

Giuliana Bordigoni is Director of Alpha Research and a member of Man AHL’s management and investment committees. She is also a member of the firm’s Systematic Steering Committee. She has held several positions since joining Man AHL in 2007, including Head of Alternative Markets and Director of Fixed Income, where she has made significant contributions to Man AHL’s managed futures and Evolution portfolios. Ms. Bordigoni holds a PhD in Mathematics and Applications from Politecnico of Milan and a Master of Advanced studies in Finance from ETH and University of Zurich.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AHLT-20250813

American Beacon AHL Trend ETF

Supplement dated August 13, 2025

to the Statement of Additional Information dated June 1, 2025

Effective immediately, Giuliana Bordigoni of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL Trend ETF (the “Fund”). In addition, effective immediately, Otto van Hemert will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Statement of Additional Information, as applicable, and, all references to Mr. van Hemert in the Fund’s Statement of Additional Information are removed:

A.	On page 40, under the heading “Portfolio Managers,” the table relating to AHL Partners LLP is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Russell Korgaonkar	3 ($3.5 bil)	30 ($14.3 bil)	19 ($15.4 bil)	None	20 ($7.6 bil)	17 ($15.2 bil)
Giuliana Bordigoni*	None	6 ($8.9 bil)	1 ($538 mil)	None	5 ($8.5 bil)	None

*As of June 30, 2025.

B.	On page 40, under the heading “Portfolio Managers - Ownership of the Fund,” the table relating to AHL Partners LLP is deleted and replaced with the following:

American Beacon AHL Trend ETF
AHL Partners LLP
Russell Korgaonkar	None
Giuliana Bordigoni*	None

*As of June 30, 2025.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AHLT-20250813